Trust for Advised Portfolios
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

September 27, 2016

FILED VIA EDGAR

Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:          Trust for Advised Portfolios (the “Trust”)
File Nos.: 333-108394 and 811-21422

Dear Sir or Madam:

Pursuant to Rule 145 under the Securities Act of 1933 (the “1933 Act”), the Trust hereby submits Form N-14 for the purpose of reorganizing the Legg Mason Opportunity Trust, a series of the Legg Mason Investment Trust and the Miller Income Opportunity Trust, a series of the Legg Mason Global Asset Management Trust into the Miller Opportunity Trust and the Miller Income Fund, respectively, each a newly organized corresponding series (each an “Acquiring Fund” and collectively, the “Acquiring Funds”) of the Trust for Advised Portfolios, a Delaware statutory trust (each a “Reorganization” and collectively, the “Reorganizations”).  The Trust is seeking the approval of shareholders to complete the Reorganizations.  Upon effectiveness, this combined proxy statement/prospectus will be mailed to shareholders to seek shareholder approval at a meeting currently scheduled for January 30, 2017.

It is anticipated that this Registration Statement will become effective on October 27, 2016, the 30th day after filing pursuant to Rule 488 under the 1933 Act. If shareholders of each Target Fund approve the Reorganizations and all other closing conditions are met, the Reorganizations will take effect on or about February 24, 2017, or such other date as the parties may agree.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (626) 914-7220.

Sincerely,

/s/ Eric W. Pinciss

Eric W. Pinciss, Esq.
Secretary
Trust for Advised Portfolios

Enclosures